Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 24, 2012
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2012
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDDAX
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDDCX
SiM Dynamic Allocation Diversified Income Fund (Prospectus Summary) | SiM Dynamic Allocation Diversified Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDEAX
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDECX
SiM Dynamic Allocation Equity Income Fund (Prospectus Summary) | SiM Dynamic Allocation Equity Income Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	N/A